Tax matters - Tax Cuts and Jobs Act (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Tax matters
Applicable tax rate	21.00%	35.00%
Deferred tax credit		$ 31.2
One off tax charge		$ 1.7
Reverse of prior year tax charge	$ 1.7